UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Schweitzer
Title:  Chief Financial Officer
Phone:  (212) 984-2373


Signature, Place and Date of Signing:

/s/ Scott Schweitzer             New York, New York         May 14, 2013
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    99

Form 13F Information Table Value Total:    $411,491
                                         (thousands)


List of Other Included Managers:

No.              Form 13F File Number     Name

1.                                        Fox Point Fund LP
2.                                        Fox Point Offshore, Ltd.
3.                                        Fox Point QP Fund LP



                                                   FORM 13F INFORMATION TABLE
                                               Fox Point Capital Management LLC
                                                         March 31, 2013


COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                        VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                ---------         ------     --------   --------  --- ----  ----------  --------  -----   ------- ----
AMAZON COM INC                COM               023135106   1,511         5,669 SH        DEFINED     1             5,669
AMAZON COM INC                COM               023135106   2,007         7,533 SH        DEFINED     2             7,533
AMAZON COM INC                COM               023135106   6,475        24,298 SH        DEFINED     3            24,298
CANADIAN PAC RY LTD           COM               13645T100     493         3,779 SH        DEFINED     1             3,779
CANADIAN PAC RY LTD           COM               13645T100     655         5,023 SH        DEFINED     2             5,023
CANADIAN PAC RY LTD           COM               13645T100   2,113        16,198 SH        DEFINED     3            16,198
CARTER INC                    COM               146229109   2,164        37,794 SH        DEFINED     1            37,794
CARTER INC                    COM               146229109   2,876        50,225 SH        DEFINED     2            50,225
CARTER INC                    COM               146229109   9,277       161,981 SH        DEFINED     3           161,981
CEDAR FAIR L P                DEPOSITRY UNIT    150185106   1,503        37,795 SH        DEFINED     1            37,795
CEDAR FAIR L P                DEPOSITRY UNIT    150185106   1,997        50,224 SH        DEFINED     2            50,224
CEDAR FAIR L P                DEPOSITRY UNIT    150185106   6,442       161,981 SH        DEFINED     3           161,981
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305   1,969        18,898 SH        DEFINED     1            18,898
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305   2,616        25,111 SH        DEFINED     2            25,111
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305   8,438        80,991 SH        DEFINED     3            80,991
CHENIERE ENERGY INC           COM NEW           16411R208   1,058        37,796 SH        DEFINED     1            37,796
CHENIERE ENERGY INC           COM NEW           16411R208   1,406        50,218 SH        DEFINED     2            50,218
CHENIERE ENERGY INC           COM NEW           16411R208   4,536       161,986 SH        DEFINED     3           161,986
COPART INC                    COM               217204106   1,943        56,693 SH        DEFINED     1            56,693
COPART INC                    COM               217204106   2,582        75,338 SH        DEFINED     2            75,338
COPART INC                    COM               217204106   8,327       242,969 SH        DEFINED     3           242,969
DAVITA HEALTHCARE PARTNERS I  COM               23918K108   3,586        30,237 SH        DEFINED     1            30,237
DAVITA HEALTHCARE PARTNERS I  COM               23918K108   4,764        40,175 SH        DEFINED     2            40,175
DAVITA HEALTHCARE PARTNERS I  COM               23918K108  15,368       129,588 SH        DEFINED     3           129,588
DIGITALGLOBE INC              COM NEW           25389M877   1,639        56,689 SH        DEFINED     1            56,689
DIGITALGLOBE INC              COM NEW           25389M877   2,178        75,347 SH        DEFINED     2            75,347
DIGITALGLOBE INC              COM NEW           25389M877   7,024       242,964 SH        DEFINED     3           242,964
EQUINIX INC                   COM NEW           29444U502   4,088        18,898 SH        DEFINED     1            18,898
EQUINIX INC                   COM NEW           29444U502   5,432        25,110 SH        DEFINED     2            25,110
EQUINIX INC                   COM NEW           29444U502  17,519        80,992 SH        DEFINED     3            80,992
FLEETCOR TECHNOLOGIES INC     COM               339041105   2,898        37,796 SH        DEFINED     1            37,796
FLEETCOR TECHNOLOGIES INC     COM               339041105   3,851        50,222 SH        DEFINED     2            50,222
FLEETCOR TECHNOLOGIES INC     COM               339041105  12,419       161,982 SH        DEFINED     3           161,982
FORTUNE BRANDS HOME & SEC IN  COM               34964C106   1,415        37,794 SH        DEFINED     1            37,794
FORTUNE BRANDS HOME & SEC IN  COM               34964C106   1,880        50,225 SH        DEFINED     2            50,225
FORTUNE BRANDS HOME & SEC IN  COM               34964C106   6,063       161,981 SH        DEFINED     3           161,981
GRACE W R & CO DEL NEW        COM               38388F108   1,465        18,898 SH        DEFINED     1            18,898
GRACE W R & CO DEL NEW        COM               38388F108   1,946        25,110 SH        DEFINED     2            25,110
GRACE W R & CO DEL NEW        COM               38388F108   6,278        80,992 SH        DEFINED     3            80,992
INTERXION HOLDING N.V         SHS               N47279109     824        34,015 SH        DEFINED     1            34,015
INTERXION HOLDING N.V         SHS               N47279109   1,095        45,203 SH        DEFINED     2            45,203
INTERXION HOLDING N.V         SHS               N47279109   3,531       145,782 SH        DEFINED     3           145,782
INTUIT                        COM               461202103     745        11,339 SH        DEFINED     1            11,339
INTUIT                        COM               461202103     989        15,066 SH        DEFINED     2            15,066
INTUIT                        COM               461202103   3,191        48,595 SH        DEFINED     3            48,595
KINDER MORGAN INC DEL         *W EXP 05/25/201  49456B119   1,367       265,860 SH        DEFINED     1           265,860
KINDER MORGAN INC DEL         *W EXP 05/25/201  49456B119   1,804       350,925 SH        DEFINED     2           350,925
KINDER MORGAN INC DEL         *W EXP 05/25/201  49456B119   5,825     1,133,215 SH        DEFINED     3         1,133,215
KINDER MORGAN INC DEL         COM               49456B101   2,924        75,592 SH        DEFINED     1            75,592
KINDER MORGAN INC DEL         COM               49456B101   3,885       100,439 SH        DEFINED     2           100,439
KINDER MORGAN INC DEL         COM               49456B101  12,531       323,969 SH        DEFINED     3           323,969
LIBERTY GLOBAL INC            COM SER A         530555101   1,387        18,897 SH        DEFINED     1            18,897
LIBERTY GLOBAL INC            COM SER A         530555101   1,843        25,113 SH        DEFINED     2            25,113
LIBERTY GLOBAL INC            COM SER A         530555101   5,943        80,990 SH        DEFINED     3            80,990
MASTERCARD INC                CL A              57636Q104   1,023         1,890 SH        DEFINED     1             1,890
MASTERCARD INC                CL A              57636Q104   1,359         2,511 SH        DEFINED     2             2,511
MASTERCARD INC                CL A              57636Q104   4,383         8,099 SH        DEFINED     3             8,099
MONDELEZ INTL INC             CL A              609207105     579        18,898 SH        DEFINED     1            18,898
MONDELEZ INTL INC             CL A              609207105     769        25,110 SH        DEFINED     2            25,110
MONDELEZ INTL INC             CL A              609207105   2,480        80,992 SH        DEFINED     3            80,992
NEWS CORP                     CL A              65248E104   1,499        49,135 SH        DEFINED     1            49,135
NEWS CORP                     CL A              65248E104   1,992        65,285 SH        DEFINED     2            65,285
NEWS CORP                     CL A              65248E104   6,425       210,580 SH        DEFINED     3           210,580
ORACLE CORP                   COM               68389X105   2,444        75,588 SH        DEFINED     1            75,588
ORACLE CORP                   COM               68389X105   3,248       100,451 SH        DEFINED     2           100,451
ORACLE CORP                   COM               68389X105  10,474       323,961 SH        DEFINED     3           323,961
PANDORA MEDIA INC             COM               698354107   1,070        75,592 SH        DEFINED     1            75,592
PANDORA MEDIA INC             COM               698354107   1,422       100,444 SH        DEFINED     2           100,444
PANDORA MEDIA INC             COM               698354107   4,587       323,964 SH        DEFINED     3           323,964
REALOGY HLDGS CORP            COM               75605Y106   3,507        71,808 SH        DEFINED     1            71,808
REALOGY HLDGS CORP            COM               75605Y106   4,661        95,429 SH        DEFINED     2            95,429
REALOGY HLDGS CORP            COM               75605Y106  15,031       307,763 SH        DEFINED     3           307,763
SHERWIN WILLIAMS CO           COM               824348106   2,872        17,008 SH        DEFINED     1            17,008
SHERWIN WILLIAMS CO           COM               824348106   3,817        22,599 SH        DEFINED     2            22,599
SHERWIN WILLIAMS CO           COM               824348106  12,311        72,893 SH        DEFINED     3            72,893
SIX FLAGS ENTMT CORP NEW      COM               83001A102   2,739        37,794 SH        DEFINED     1            37,794
SIX FLAGS ENTMT CORP NEW      COM               83001A102   3,640        50,225 SH        DEFINED     2            50,225
SIX FLAGS ENTMT CORP NEW      COM               83001A102  11,740       161,981 SH        DEFINED     3           161,981
THE ADT CORPORATION           COM               00101J106   3,699        75,588 SH        DEFINED     1            75,588
THE ADT CORPORATION           COM               00101J106   4,916       100,451 SH        DEFINED     2           100,451
THE ADT CORPORATION           COM               00101J106  15,855       323,961 SH        DEFINED     3           323,961
TILE SHOP HLDGS INC           COM               88677Q109     794        37,796 SH        DEFINED     1            37,796
TILE SHOP HLDGS INC           COM               88677Q109   1,055        50,222 SH        DEFINED     2            50,222
TILE SHOP HLDGS INC           COM               88677Q109   3,403       161,982 SH        DEFINED     3           161,982
ULTA SALON COSMETCS & FRAG I  COM               90384S303     922        11,338 SH        DEFINED     1            11,338
ULTA SALON COSMETCS & FRAG I  COM               90384S303   1,225        15,068 SH        DEFINED     2            15,068
ULTA SALON COSMETCS & FRAG I  COM               90384S303   3,950        48,594 SH        DEFINED     3            48,594
VALEANT PHARMACEUTICALS INTL  COM               91911K102   1,985        26,457 SH        DEFINED     1            26,457
VALEANT PHARMACEUTICALS INTL  COM               91911K102   2,637        35,153 SH        DEFINED     2            35,153
VALEANT PHARMACEUTICALS INTL  COM               91911K102   8,507       113,390 SH        DEFINED     3           113,390
VERISK ANALYTICS INC          CL A              92345Y106   2,329        37,794 SH        DEFINED     1            37,794
VERISK ANALYTICS INC          CL A              92345Y106   3,095        50,232 SH        DEFINED     2            50,232
VERISK ANALYTICS INC          CL A              92345Y106   9,981       161,974 SH        DEFINED     3           161,974
VIRGIN MEDIA INC              COM               92769L101   1,861        37,994 SH        DEFINED     1            37,994
VIRGIN MEDIA INC              COM               92769L101   2,456        50,149 SH        DEFINED     2            50,149
VIRGIN MEDIA INC              COM               92769L101   7,926       161,857 SH        DEFINED     3           161,857
VISA INC                      COM CL A          92826C839   1,926        11,339 SH        DEFINED     1            11,339
VISA INC                      COM CL A          92826C839   2,559        15,066 SH        DEFINED     2            15,066
VISA INC                      COM CL A          92826C839   8,253        48,595 SH        DEFINED     3            48,595


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